BetaBuilders U.S. Aggregate Bond ETF Investment Strategy - BetaBuilders U.S. Aggregate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg US Aggregate Index (the Underlying Index), which represents securities that are SEC-registered, taxable, and US dollar denominated. The Underlying Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bloomberg Index Services Limited is the index provider for the Underlying Index (the Index Provider). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. As of May 29, 2026, the effective duration of the Underlying Index was 5.8 years. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, U.S. dollar denominated foreign debt securities, asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and U.S. Government obligations, which may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds.Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include asset class exposure, industry weightings, liquidity, and other fixed income specific attributes (such as yield, duration, credit quality, spread and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund will primarily invest in bonds that are included in the Bloomberg US Aggregate Index, but may invest in bonds that are not included in the Bloomberg US Aggregate Index. The Fund may invest in Mortgage TBAs. Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date. The Fund may invest in debt obligations, denominated in U.S. dollars, that are issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund will not invest in asset classes that are not present in the Underlying Index. The Fund will not invest in debt securities that are rated below investment grade (i.e., high yield and junk bonds). The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry.